NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

CENTARCA
001-14624-05

January 26, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: The Royal Bank of Scotland N.V.
CIK: 0000897878
SEC File No.: 001-14624-05
Form Type: 8-A12B
Filing Date: 1/25/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on January 25, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

RBS US Mid Cap Trendpilot Exchange Traded Notes

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance